Schedule I Condensed Financial Statements - Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Total current assets	$ 316,392	$ 158,633	$ 166,855
Total Assets	2,658,136	2,521,052	2,547,095
Current Liabilities:
Accrued Liabilities	31,048	19,350	8,399
Total current liabilities	271,796	246,281	280,236
Total liabilities	1,928,849	2,071,204	1,674,628
Commitments and contingencies
Stockholders' Equity:
Common stock, $0.01 par value-authorized, 1,000,000,000 shares; issued and outstanding, 82,737,008 shares in 2012 and 82,418,808 in 2011	896	827	824
Additional paid-in capital	688,927	456,923	955,735
Accumulated deficit	39,265	(6,648)	(84,092)
Total stockholders' equity	729,287	449,848	872,467	949,795	995,259
Total Liabilities and Stockholders' Equity	2,658,136	2,521,052	2,547,095
Parent Company [Member]
Current Assets:
Cash		203	3,180
Total current assets		203	3,180
Investment in wholly owned subsidiary		451,102	872,467
Total Assets		451,305	875,647
Current Liabilities:
Accrued Liabilities		203	3,180
Total current liabilities		203	3,180
Total liabilities		203	3,180
Commitments and contingencies
Stockholders' Equity:
Common stock, $0.01 par value-authorized, 1,000,000,000 shares; issued and outstanding, 82,737,008 shares in 2012 and 82,418,808 in 2011		827	824
Additional paid-in capital		456,923	955,735
Accumulated deficit		(6,648)	(84,092)
Total stockholders' equity		451,102	872,467
Total Liabilities and Stockholders' Equity		$ 451,305	$ 875,647